PUT OPTION LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
PUT OPTION LIABILITY
Schedule of key unobservable inputs used in the valuation of the put options

	Shenma		Beijing Naonao
		As of December 31,		As of December 31,
Assumptions	Initial Valuation	2024	Initial Valuation	2024
Expected volatility	69.56%	69.22%	118.18%	96.74%
Risk-free rate	1.83%	1.10%	2.11%	1.15%
Contractual term	2.00	1.33	3.17	2.34
Dividend yield	0.00%	0.00%	0%	0%

Schedule of put option liability

	Shenma	Beijing Naonao	Total	Total
	US$	US$	RMB	US$
	(in thousands)
Transaction Date	May 20, 2024	March 26, 2024	—	—
Expiration date	April 30, 2026	May 2, 2027	—	—
Number of invstees’ shares acquired	14,250	—	—	—
Option equity interest	19.00%	21.70%	—	—
The initial valuation of put option liabilities	199	884	7,718	1,083
The put option liabilities at December 31, 2024	14	275	1,923	*289
Gain on fair of derivative	185	609	5,795	794

* The difference of 263 USD in consolidated balance sheets is attributable to fluctuations in the exchange rate. According to the financial statements, the USD amount is converted from RMB using an exchange rate of 7.2993.